FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Schedule of Company's financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy

	As at December 31, 2019			As at December 31, 2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Common shares	$9,098	$—	$—	$5,762	$—	$—
Warrants	—	186	—	—	320	—
Total	$9,098	$186	$—	$5,762	$320	$—